UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Craig A. Drill
      d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address: 724 Fifth Avenue
         9th Floor
         New York, NY 10019

13F File Number: 028-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Craig A. Drill
Title:   Investment Manager / Managing Member
Phone:   (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York           October 30, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      None

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $33,399
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                      FORM 13F INFORMATION TABLE
                                                            Craig A. Drill
                                                          September 30, 2009

COLUMN 1                       COLUMN  2   COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8

                               TITLE OF                VALUE      SHRS OR  SH/ PUT/   INVSMT     OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS       CUSIP       (X$1000)   PRN AMT  PRN CALL   DSCRTN     MANAGERS    SOLE    SHARED    NONE

ABOVENET INC                   COM         00374N107   1,755       36,000  SH         SOLE       NONE        36,000
ALIGN TECHNOLOGY INC           COM         016255101     711       50,000  SH         SOLE       NONE        50,000
ASTORIA FINL CORP              COM         046265104   2,038      184,600  SH         SOLE       NONE       184,600
ATRICURE INC                   COM         04963C209     103       21,800  SH         SOLE       NONE        21,800
CALPINE CORP                   COM NEW     131347304   2,844      246,900  SH         SOLE       NONE       246,900
CANTEL MEDICAL CORP            COM         138098108     490       32,500  SH         SOLE       NONE        32,500
CELANESE CORP DEL              COM SER A   150870103   2,873      114,900  SH         SOLE       NONE       114,900
CEPHEID                        COM         15670R107   5,390      407,700  SH         SOLE       NONE       407,700
CONOCOPHILLIPS                 COM         20825C104   1,825       40,400  SH         SOLE       NONE        40,400
CYNOSURE INC                   CL A        232577205   2,974      255,300  SH         SOLE       NONE       255,300
DEXCOM INC                     COM         252131107     697       87,900  SH         SOLE       NONE        87,900
IPG PHOTONICS CORP             COM         44980X109   1,938      127,500  SH         SOLE       NONE       127,500
KOPIN CORP                     COM         500600101     195       40,700  SH         SOLE       NONE        40,700
LIVEPERSON INC                 COM         538146101      51       10,100  SH         SOLE       NONE        10,100
OBAGI MEDICAL PRODUCTS INC     COM         67423R108   1,021       88,000  SH         SOLE       NONE        88,000
PALOMAR MED TECHNOLOGIES INC   COM NEW     697529303     965       59,500  SH         SOLE       NONE        59,500
PENFORD CORP                   COM         707051108     447       62,300  SH         SOLE       NONE        62,300
PINNACLE WEST CAP CORP         COM         723484101   3,774      115,000  SH         SOLE       NONE       115,000
SOLTA MED INC                  COM         83438K103   1,153      507,900  SH         SOLE       NONE       507,900
SOURCEFIRE INC                 COM         83616T108     490       22,800  SH         SOLE       NONE        22,800
STERIS CORP                    COM         859152100     478       15,700  SH         SOLE       NONE        15,700
SYMS CORP                      COM         871551107     306       37,800  SH         SOLE       NONE        37,800
SYNOVIS LIFE TECHNOLOGIES IN   COM         87162G105     643       46,600  SH         SOLE       NONE        46,600
VALASSIS COMMUNICATIONS INC    COM         918866104     240       13,400  SH         SOLE       NONE        13,400






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